10-Q ACQUISTITIONS AND INVESTMENTS - FLUX Photon Corporation (Details) - USD ($)		3 Months Ended		12 Months Ended
	Dec. 10, 2021	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Sep. 07, 2021
Business Acquisition [Line Items]
Payments to acquire assets		$ 782,500	$ 40,750	$ 78,467	$ 130,750
Impairment		(350,000)		$ (461,527)
FLUX Photon Corporation
Business Acquisition [Line Items]
Performance-based cash payments as percentage of future consolidated net cash flow						20.00%
Maximum performance-based cash payments as percentage of future consolidated net cash flow						$ 18,000,000
Payments to acquire assets	$ 350,000
Asset acquisition contingent consideration liability		$ 17,650,000